CONSOLIDATED STATEMENTS OF OPERATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	€ 200,704	€ 161,647	€ 115,747	€ 80,253	€ 70,497
Personnel expenses	(18,784)	(17,437)	(15,301)	(7,080)	(5,157)
Depreciation and amortization	(388)	(114)	(556)	(721)	(932)
Other operating expenses	(177,201)	(158,850)	(155,765)	(143,481)	(78,657)
Operating expenses	(196,373)	(176,401)	(171,622)	(151,282)	(84,746)
OPERATING INCOME/(LOSS)	4,331	(14,754)	(55,875)	(71,029)	(14,249)
Finance income / (costs)	1,041	5,826	12,460	3,982	(520)
Net financial results	1,041	5,826	12,460	3,982	(520)
NET INCOME/(LOSS) BEFORE TAX	5,372	(8,928)	(43,415)	(67,047)	(14,769)
Income tax benefit/(expense)	(1,462)	6,513	(2,968)	(966)	(1,510)
NET INCOME/(LOSS) FOR THE YEAR	3,910	(2,415)	(46,383)	(68,013)	(16,279)
Attributable to equity holders of the Parent	3,908	(2,417)	(46,382)	(68,067)	(16,274)
Attributable to non-controlling interests	€ 2	€ 2	€ (1)	€ 54	€ (5)
Basic earnings per share attributable to equity holders of the parent (Euro)	€ 0.09	€ (0.05)	€ (1.03)	€ (10.18)	€ (3.65)
Diluted earnings per share attributable to equity holders of the parent (Euro)	€ 0.08	€ (0.05)	€ (1.03)	€ (10.18)	€ (3.65)